UAM FUNDS TRUST

Cambiar Opportunity Portfolio

Institutional Class Shares

Supplement dated January 13, 1999
To the Prospectus dated April 8, 1998, as amended June
30, 1998

The prospectus of the Portfolio is hereby revised by replacing the investment professionals of the Adviser who are primarily responsible for the day-to-day management of the Portfolio with the following personnel:


Michael S. Barish, CFA
Cambiar Investors, Inc.; President and Founder since 1973; Portfolio Manager

Kathleen M. McCarty, CFA
Cambiar Investors, Inc.; Senior Vice President and
Portfolio Manager since 1987.

Michael J. Gardner, CFA
Cambiar Investors, Inc.; Vice President and
Portfolio Manager since 1995.
Simmons & Company; Equity Research Analyst
(1991-1995).

Brian M. Barish, CFA
Cambiar Investors, Inc.; Vice President and
Portfolio Manager since 1997.
Lazard Freres & Co. LLC; Vice President, Director of Emerging Markets Research (1993-1997).
Bear Stearns; Analyst (1992-1993).

Maria L. Azari, CFA
Cambiar Investors, Inc.; Vice President since 1999 and Investment Analyst since 1997.
Eaton Vance Management; Investment Analyst
(1992-1997).